UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21655

A T FUNDS INVESTMENT TRUST

300 Pacific Coast Highway, Suite 305

Huntington Beach, California 92648

(714) 969-0521

Alexander L. Popof, Treasurer

300 Pacific Coast Highway, Suite 305

Huntington Beach, California 92648

(714) 969-0521

Date of fiscal year end: March 31, 2009

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments.

A T FUND OF FUNDS

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2008 (UNAUDITED)

Shares	Security Description	Fair Value
Common Stock - 2.6%
Guernsey - 2.6%
103,999	Tetragon Financial Group, Ltd.	$493,995
Total Common Stock (Cost $1,039,990)		493,995

Units
Portfolio Funds - 35.0%
United States - 35.0%
6,538	Eidesis Structured Credit Fund, LP	6,194
500,000	Good Hill Partners, LP	444,144
750,000	Marathon Structured Finance Fund, LP	868,775
56,413	Midway Market Neutral Fund, LLC	79,290
730,477	Mortgage Opportunity Fund VI, Series A, LP	655,538
2,698,721	New Ellington Credit Partners, LP	2,146,989
536,668	New Ellington Partners, LP	553,875
1,750,000	Pursuit Capital Management Fund I, LP	1,800,420

Total United States (Cost $7,028,817)		6,555,225

Total investments in Portfolio Funds (Cost $7,028,817)		6,555,225

Total investments (a) - 37.6% (Cost $8,068,807)		$7,049,220
Other assets and liabilities, Net - 62.4%		11,688,898

Total net assets - 100.0%		$18,738,118

(a) Cost for Federal income tax purposes is substantially the same as for financial statement purposes.
Net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$209,279
	Gross Unrealized (Depreciation)	(1,228,866)

	Net Unrealized (Depreciation)	$(1,019,587)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST

By:	/s/ Mark G. Torline

Mark G. Torline, Chief Executive Officer

Date: 8/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Torline

Mark G. Torline, Chief Executive Officer

Date: 8/27/08

By:	/s/ Alexander L. Popof

Alexander L. Popof, Chief Financial Officer

Date: 8/27/08